Share capital and reserves - Fair value of stock options (Details)		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves
Annualized volatility	100.00%	100.00%	100.00%
Risk-free interest rate	3.66%
Expected life		5 years	5 years
Bottom of range [member]
Share capital and reserves
Risk-free interest rate		3.25%	1.44%
Top of range [member]
Share capital and reserves
Risk-free interest rate			3.32%